Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE for which the Company is the primary beneficiary. All transactions and balances amongst the Company, its subsidiaries and VIE have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies guidance that requires certain VIE to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Use of Estimates, Policy [Policy Text Block]

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including trade receivables, inventory and work in process, property and equipment, intangible assets, goodwill and options, and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translation

The Group’s reporting and functional currency is the Renminbi (“RMB”), the official currency in the PRC. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in foreign currency exchange gain (loss) in the consolidated statements of operations. Non-monetary assets denominated in foreign currencies have been remeasured at historical rates.

Convenience Translation Policy [Policy Text Block]

Convenience Translation

The consolidated financial statements as of and for the year ended December 31, 2015 have been translated into U.S. dollars (“US$” or “$”) solely for the convenience of the reader. Translations of amounts from RMB into US$ have been calculated at the exchange rate of RMB6.4778 per US$1.00, as published on the website of the Federal Reserve Bank of New York as at December 31, 2015. These translated U.S. dollar amounts should not be construed as representing Chinese Yuan amounts or that the Chinese Yuan amounts have been or could be converted, realized or settled into U.S. dollars at that rate on December 31, 2015, or at any other rate.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Values of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, term deposit, trade receivables, other receivables, refundable value added tax, advances to employees, prepaid expenses, short-term loans, trade payables, taxes payable, other payables, accrued expenses and advances from customers approximate their fair values due to their immediate or short-term nature.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents and Term Deposit

Cash and cash equivalents are comprised of cash on hand and demand deposits with original maturities of no more than three months. As of December 31, 2015, the Group has RMB96.7 million (US$14.9 million) in cash and cash equivalents, 94.1% and 5.9% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively, without a single bank or financial institution holding a substantial amount of the balances. Term deposit is an interest-bearing demand deposit with an original maturity more than three months which is held by a financial institution in the PRC. As of December 31, 2015, the Group has RMB10 million (US$1,543,734) in term deposit with maturity date in May 2016.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Group does not foresee substantial credit risk with respect to cash and cash equivalents held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was The Federal Deposit Insurance Corporation (“FDIC”) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Group has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Group selected reputable international financial institutions with high ratings to place its foreign currencies. The Group regularly monitors the rating of the international financial institutions in case of any defaults. There has been no recent history of default in relation to these financial institutions.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Trade and Other receivables, net

Trade receivables, net are stated at the amount management expects to collect from outstanding balances. An estimate for doubtful accounts is made when the collection is doubtful and a loss is probable and estimable. The Group maintains an allowance for potentially uncollectible trade receivables based on its assessment of the collectability of trade receivables. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s past payment history, its current credit-worthiness and current economic trends. Any adverse changes in these factors could require additional provisions be made.

The trade receivables due from a group of affiliated customers as of December 31, 2015 was RMB6.6 million (US$1.0 million), which contributed to 10% of total trade receivables. As of December 31, 2014, no customer individually accounted for more than 10% of total trade receivables.

Other receivables consist of miscellaneous items arising from transactions with non-trade customers.

The Group writes off receivables when they are deemed uncollectible, and payments subsequently received on the receivables for which doubtful accounts were specifically provided are recognized as other income in the consolidated financial statements.

Inventory, Policy [Policy Text Block]

Inventory and Work in Process, net

Inventory is comprised of purchased hardware and software available for resale and other consumable materials. Labor and overhead costs are allocated to each contract based on actual labor hours incurred. Work in process consists of labor and overhead costs and outsourced service fees incurred on services contracts that have not been completed. Inventory and work in process are stated at the lower of cost or net realizable value.

Provisions are made for excess, slow moving and obsolete purchased hardware and software held for resale, as well as for inventories and work in process with carrying values in excess of net realizable value. The Group uses the future selling price less the estimated taxes and future expenditure as the estimates of net realizable value on a contract by contract basis. The future expenditure is calculated on a basis of the pay rate of engineers and the estimated working hours. If there are any significant changes in the estimates, provisions may differ materially.

Investment, Policy [Policy Text Block]

Long-term Investments

The Group accounts for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. For equity investments over which the Group does not have significant influence, cost method accounting is used.

On March 15, 2010, the Company acquired 15% of the equity interest of cFuture with total cash consideration of RMB240,000. The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations during the year ended December 31, 2011.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets as follows:

Motor vehicles (years)	5
Leasehold improvements (years)	shorter of 3 or Lease Term
Office equipment (years)	4
Communication equipment (years)	4
Software (years)	4

The cost of maintenance and repairs is charged to expense as incurred and major improvements are capitalized. Gains or losses on sales or retirements are included in the operation results in the year of disposition.

Research, Development, and Computer Software, Policy [Policy Text Block]

Intangible Assets - Computer Software Costs and Research and Development, net

The Group charges all development costs to research and development expenses which include salaries, contractor fees, utilities, administrative expenses and other allocated expenses until technological feasibility has been established. Technological feasibility is established when a detail program design or working model is completed. After reaching technological feasibility, additional software costs are capitalized until the software is available for general release to customers. The capitalized software development expenditures are subject to amortization which is the greater of the amounts computed on a straight-line basis over its remaining estimated economic lives or the ratio that current gross revenues bear to the total of current and anticipated future gross revenues for a capitalized software developed by ourselves. The subsequent expenditure in connection with major upgrade for the developed intangible assets is capitalized as incurred.

Business Combination and Goodwill [Policy Text Block]

Business Combination and Goodwill

The Group accounts for business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Group acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of the acquired business. In a business acquisition, any acquired intangible assets that do not meet separate recognition criteria are recognized as goodwill.

No amortization is recorded for goodwill. The Group first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test on an annual basis or more frequently if necessary. The value of the reporting unit implied by the test was based on management’s assessment of the Group’s business strategy, the related expected future cash flows based on working capital requirements and market capitalization. The Group perform a valuation test (step 1) based on assessments made in the qualitative process. If step 1 assessment determines that impairment is probable, then additional step (step 2) is taken to determine and quantify potential impairment by estimating the fair value based upon the present value of future cash flows. In estimating the future cash flows, the Group takes into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Amortizable Long-lived Assets

Amortizable long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. The Group may recognize impairment of amortizable long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If impairment exists, the impairment amount is recognized for the difference between the fair value of the asset and its carrying value.

Lease, Policy [Policy Text Block]

Operating Leases

Leases, where substantially all the rewards and risks of ownership of assets remain with the leasing company, are accounted for as operating leases.  Rentals applicable to such operating leases are reported on the Consolidated Statements of Comprehensive Income and determined using the straight-line basis over the applicable lease term.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Group recognizes revenue when (1) it has persuasive evidence of an arrangement, (2) delivery has occurred, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. Delivery does not occur until products have been shipped or services have been rendered to the client and the client has signed a completion and acceptance report, risk of loss has transferred to the client, client acceptance provisions have lapsed, or the Group has objective evidence that the criteria specified in client acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved.

The Group’s policy requires the customers to make payments before delivery has occurred or service has been rendered. Such unearned amounts billed to customers are recorded as advances from customers in the Group’s consolidated financial statements, until the above criteria have been met.

The amount of revenue recognized represents the invoiced value of products sold or services rendered, net of a value-added tax (“VAT”). All of the Group’s software and hardware that are sold in the PRC and the Group’s services that are provided in the PRC after September 2012 are subject to a Chinese VAT at a rate of 17% and 6%, respectively of the gross sales price or at a rate approved by the Chinese local government. This VAT may be offset by VAT paid by the Group on externally purchased software, hardware and service from suppliers. The VAT amounts paid and available for offset are maintained in current liabilities.

In respect of revenues on self-developed software sales, a VAT refund at a rate of 14% of the gross sales price is approved by the Chinese local government. The VAT subjected to the refund is recorded as refundable value added tax in the Group’s consolidated financial statements. The VAT refund revenue was RMB9.0 million, RMB10.0 million and RMB7.0 million (US$1.1 million) for the years ended December 31, 2013, 2014 and 2015, respectively.

For the year end of December 31, 2015, the revenue of an individual customer as a group was RMB30.1 million (US$4.6 million), which contributed to 13% of total revenue. No customer individually revenue recognized for more than 10% of total revenue as of December 31, 2014 and 2013, respectively.

The Group provides the following products and services: self-developed software, purchased software, purchased hardware, system design and integration, and professional services, including post contract maintenance and technical support.

Revenue Recognition, Software [Policy Text Block]

Software

The Group sells self-developed software and software purchased from other vendors.

For software sales, the Group recognizes revenues in accordance with ASC 985-605, Software Revenue Recognition. Revenue from perpetual (one-time charge) licensed software is recognized at the inception of the license term. Revenue from term (monthly license charge) arrangements is recognized on a subscription basis over the period that the customer is using the license. The Group does not provide any rights of return or warranties on software.

Revenues applicable to multiple-element fee arrangements are bifurcated among the elements such as software, hardware and post-contract service using vendor-specific objective evidence of fair value. Such evidence consists of pricing of multiple elements when those same elements are sold as separate products or arrangements. Software maintenance for the first year and initial training are included in the purchase price of the software. Initial training is provided at the time of installation and is recognized as income as part of the price of the software since it is minimal in value. Maintenance is valued based on the fee schedule used by the Group for providing the regular level of maintenance service as sold to customers when renewing their maintenance contracts on a standalone basis.

Software revenues include VAT refund received from the Chinese local government on the sales of certain software. Such refund is granted to the Group as part of the PRC government’s policy to encourage software development in the PRC, and is recorded as a component of revenue when the relevant compliance requirements are met, there are no further obligations, and are not subject to future returns or reimbursements.

Revenue Recognition, Computer Hardware [Policy Text Block]

Hardware

Revenue from hardware sales is recognized when the product is shipped to the customer and there are no unfulfilled obligations that affect the customer’s final acceptance of the arrangement. If hardware deliverable is one of the elements in a multiple-elements arrangement, the Group recognizes revenues in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue recognition: Multiple-Element Arrangements. Because generally the hardware is a standalone sale and the software components are not essential to the functionality of hardware, revenue of hardware is carved out from the total consideration based on best estimated selling price which is cost plus a reasonable margin. The software components are within the scope of ASC 985-605, which should apply the same method as software deliverables.

Revenue Recognition, Sales of Services [Policy Text Block]

Services

Professional service

The Group provides system integration which involves the design and development of complex IT systems to the customer’s specifications. These services are provided on a fixed-price contract and the contract terms are generally short-term. Revenue is recognized on the completed contract method when delivery and acceptance is determined by a completion report signed by the customer.

The Group offers telephone and minimal on-site support to its customers. Revenue from maintenance services and technical support is recognized over the period of the agreement.

For those contracts containing multiple-delivery elements of software, customization, training and 1 year maintenance service, the residual method under ASC985-605 is applied. Vendor-specific objective evidence is only established for maintenance service by the renewal contract quoted at certain percentage of original contract price. There was no vendor-specific objective evidence established for other deliverables. If the contract only contains a completion date, then upon the date the "Final Acceptance Report" is obtained from the customer, part of the contract amount is recognized as revenue based on the completion method; the remaining part will be recognized evenly over the maintenance service period.

Cost of Sales, Policy [Policy Text Block]

Cost of Revenues

Costs associated with contracts are deferred and recognized as inventory and work in process until the services are rendered, the products and software are installed and delivered to and accepted by the customer. When the criteria for revenue recognition have been met, costs incurred are recognized as cost of revenues. Cost of revenues include labor costs, materials, overhead expenses, business taxes related to certain services revenues and other expenses associated with the development of IT systems to customers’ specifications, the cost of purchased hardware and software, and costs related to technical support services. Amortization of capitalized software costs and costs of acquired technology are included in the cost of revenues.

Advertising Costs, Policy [Policy Text Block]

Advertising Costs

Advertising costs are expensed when incurred. Total advertising expenses were RMB274,326, RMB100,547 and RMB2,000 (US$308) for the years ended December 31, 2013, 2014 and 2015, respectively.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Group recognizes deferred income taxes under the asset and liability method. Deferred income taxes are recognized for differences between the financial statement carrying amounts and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is recorded against deferred tax assets if management does not believe the Group has met the “more likely than not” standard imposed by ASC subtopic 740-10.

The Group applies the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group did not incur a cumulative effect adjustment upon adoption of ASC 740-10 nor did the standard have a material impact on the Group’s financial statements for the years ended December 31, 2013, 2014 and 2015.

In general, the PRC tax authorities have up to five years to conduct examinations of the Group’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2011 through 2015 remain open to examination by the respective taxing jurisdictions.

Statutory Reserves [Policy Text Block]

Statutory Reserves

eFuture Beijing and eFuture Hainan, as wholly foreign-owned enterprises incorporated in the PRC, are required on an annual basis to make appropriations of net income, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentages of after-tax income determined in accordance with PRC accounting standards and regulations (the “PRC GAAP”). The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of the companies’ boards of directors.

Weidian, as a domestic enterprise incorporated in the PRC, is required on an annual basis to make an appropriation of net income, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax income determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group’s statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

For the years ended December 31, 2013, 2014 and 2015, RMB1,654,617, RMB1,005,633 and RMB539,685 (US$83,313) was made to statutory reserves of eFuture Beijing, respectively. As of December 31, 2014 and 2015, the balance of the general reserve fund was RMB8,574,634 and RMB9,114,319 (US$1,407,008), respectively.

Dividends [Policy Text Block]

Dividends

Dividends are recorded when declared. No dividends were declared for the years ended December 31, 2013, 2014 and 2015, respectively.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC GAAP. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (see note 2, Statutory Reserves).

Earnings Per Share, Policy [Policy Text Block]

Net Earnings (Loss) per share of Ordinary shares

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed under the treasury stock method by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive potential ordinary share equivalents outstanding during the period. Potential ordinary share equivalents consist of shares issuable upon the conversion of preferred stock, the exercise of stock options and warrants and restricted shares subject to cancellation.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. Under the provisions of ASC 718-10, share-based compensation expense for options is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (BSM) option-pricing model and is recognized as expense net of a forfeiture rate over the requisite service period. The BSM model requires various highly judgmental assumptions including volatility and expected option life. Volatility is measured using historical daily price changes of ordinary shares over the respective expected life of the option. Expected option life is the number of years that the Company estimates, based on the vesting and contractual terms and employee demographics. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change. If any of the assumptions used in the BSM model change significantly, share-based compensation expenses may differ materially in the future from that recorded in the current period. Share-based compensation expense for restricted shares is measured on quoted price of the Company’s shares on date of grant.

Commitments and Contingencies, Policy [Policy Text Block]

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Enacted Accounting Standards

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The amendments in ASU 2014-09 affect any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates a Topic 606 Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

-Step 1: Identify the contract(s) with a customer.

-Step 2: Identify the performance obligations in the contract.

-Step 3: Determine the transaction price.

-Step 4: Allocate the transaction price to the performance obligations in the contract.

-Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements – Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Group does not anticipate that adoption will have a significant impact on the Group’s financial position, results of operations, or cash flows.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; and (iii) changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for public companies for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16 (“ASU 2015-16”), Business Combinations (Topic 805) Simplifying the Accounting for Measurement – Period Adjustments. ASU 2015-16 requires the acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, ASU 2015-16 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Group does not expect the adoption of ASU 2015-16 will have a significant impact on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Group does not anticipate that adoption will have a significant impact on the Group’s financial position, results of operations, or cash flows.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases.ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. We do not believe the ASU will have significant impact on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. We are in the process of evaluating the impact of adoption of this guidance on our consolidated financial statements.

In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments in this Update clarify the following two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. The amendments in this Update affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, defers the effective date of Update 2014-09 by one year. We are evaluating the impact of adopting ASU 2016-09 on our consolidated financial statements.